Arbitrage Fund	Portfolio of Investments
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 84.25%
Airlines - 0.56%
Hawaiian Holdings, Inc.(a)(b)	393,303	$5,549,505

Apparel - 2.88%
Capri Holdings Ltd.(a)	616,055	28,418,617

Biotechnology - 9.48%
Ambrx Biopharma, Inc.(a)	270,425	7,555,674
Cerevel Therapeutics Holdings, Inc.(a)	473,467	19,412,147
Cymabay Therapeutics, Inc.(a)	579,266	18,646,573
Karuna Therapeutics, Inc.(a)	79,081	24,829,062
Olink Holding AB, ADR(a)	1,035,589	23,166,126
		93,609,582
Commercial Services - 1.45%
Applus Services SA	350,026	4,312,710
Moneylion, Inc.(a)	1	50
Network International Holdings PLC(a)(c)	2,073,373	10,023,944
		14,336,704
Construction Materials - 4.62%
Masonite International Corp.(a)(d)	190,824	24,852,918
PGT Innovations, Inc.(a)(d)	497,509	20,780,951
		45,633,869
Electric - 0.84%
PNM Resources, Inc.	227,098	8,291,348

Electronics - 1.00%
Smart Metering Systems PLC	824,472	9,855,719

Energy - Alternate Sources - 0.72%
Opdenergy Holdings SA(a)	1,125,274	7,114,744

Food - 3.03%
Albertsons Cos., Inc., Class A	1,478,503	29,984,041

Food Service - 4.69%
Sovos Brands, Inc.(a)(d)	2,031,141	46,289,703

Healthcare - Products - 2.86%
Axonics, Inc.(a)	416,344	28,286,411

Healthcare - Services - 7.06%
Amedisys, Inc.(a)(d)	507,236	47,183,093
Catalent, Inc.(a)(b)(d)	394,010	22,592,533
		69,775,626
Home Builders - 3.01%
MDC Holdings, Inc.	474,367	29,742,811

Home Furnishings - 1.75%
Vizio Holding Corp., Class A(a)	1,569,313	17,278,136

Internet - 1.64%
Adevinta ASA(a)	1,521,167	16,240,982

Arbitrage Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 84.25% (Continued)
Iron/Steel - 2.51%
U.S. Steel Corp.(b)(d)	524,348	$24,822,634

Oil & Gas - 11.28%
Callon Petroleum Co.(a)(b)	145,300	4,527,548
Hess Corp.(d)	313,743	45,728,042
Pioneer Natural Resources Co.(d)	260,013	61,152,458
		111,408,048
Pharmaceuticals - 0.77%
Harpoon Therapeutics, Inc.(a)	332,162	7,619,796

Real Estate - 4.80%
McGrath RentCorp(d)	181,985	22,653,493
Tricon Residential, Inc.	2,222,472	24,736,113
		47,389,606
Semiconductors - 3.64%
Broadcom, Inc.	12,600	16,386,174
Silicon Motion Technology Corp., ADR	276,663	19,584,974
		35,971,148
Software - 13.58%
Alteryx, Inc., Class A(a)(d)	579,990	27,862,720
ANSYS, Inc.(a)(d)	69,951	23,375,526
Everbridge, Inc.(a)	1,065,349	30,117,416
Splunk, Inc.(a)(d)	338,150	52,825,793
		134,181,455
Telecommunications - 2.08%
GCI Liberty, Inc.(a)(e)	660,966	—
Juniper Networks, Inc.(d)	554,172	20,520,989
		20,520,989
TOTAL COMMON STOCKS
(Cost $835,186,719)		832,321,474

RIGHTS(a) - 0.68%
Bristol-Myers Squibb Co. CVR(f)	857,631	1,157,802
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	1,669,338	678,419
Contra Abiomed, Inc. CVR, Expires 12/31/2030(f)	163,650	286,387
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(e)(f)	1,150,652	85,723
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(e)(f)	1,150,652	85,724
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	313,065	739,804
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	339,795	1,145,585
Contra Resolute Forest Products, Inc. CVR(e)(f)	803,806	1,255,223
Flexion Therapy CVR, Expires 12/31/2030(e)(f)	1,411,000	1,087,317
Icosavax, Inc. CVR, Expires 02/19/2030(e)(f)	802,494	249,335

TOTAL RIGHTS
(Cost $6,086,303)		6,771,319

Arbitrage Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.25%
Healthcare - Services - 0.25%
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(c)	12/15/2025	14.310%	$1,756,000	$1,510,160
UpHealth, Inc.(c)	06/15/2026	6.250%	1,275,000	956,250

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,031,000)				2,466,410

	Shares	Value
MUTUAL FUNDS(g) - 7.80%
Water Island Event Driven Fund, Class I	6,653,026	$77,042,037

TOTAL MUTUAL FUNDS
(Cost $61,186,458)		77,042,037

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.04%
Call Option Purchased - 0.00%(h)
Catalent, Inc.	04/2024	$62.50	$2,672,044	466	$18,640

TOTAL CALL OPTIONS PURCHASED
(Cost $19,728)					18,640

Put Options Purchased - 0.04%
Callon Petroleum Co.	03/2024	33.00	4,527,548	1,453	138,035
Hawaiian Holdings, Inc.
	04/2024	11.00	2,716,175	1,925	9,625
	04/2024	12.00	2,532,745	1,795	8,975
U.S. Steel Corp.
	04/2024	45.00	5,065,380	1,070	72,760
	06/2024	45.00	5,065,380	1,070	133,750

TOTAL PUT OPTIONS PURCHASED
(Cost $882,952)					363,145

TOTAL PURCHASED OPTIONS
(Cost $902,680)					381,785

Arbitrage Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.38%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.222	%(i)	46,313,609	$46,313,609
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.387	%(i)	46,313,610	46,313,610
				92,627,219

TOTAL SHORT-TERM INVESTMENTS
(Cost $92,627,219)	92,627,219

Total Investments - 102.40%
(Cost $999,020,379)	1,011,610,244

Liabilities in Excess of Other Assets - (2.40)%(j)	(23,755,404)

NET ASSETS - 100.00%	$987,854,840

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2024, these securities had a total value of $12,490,354 or 1.26% of net assets.
(d)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At February 29, 2024, the aggregate fair market value of those securities was $165,015,080, representing 16.70% of net assets.
(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 29, 2024, the total fair market value of these securities was $5,327,130, representing 0.54% of net assets.
(f)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,771,319 or 0.69% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024	11/23/2021	69,039
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Resolute Forest Products, Inc. CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Icosavax, Inc. CVR, Expires 02/19/2030	02/21/2024	248,773
Total		$6,086,303

(g)	Affiliated investment.
(h)	Less than 0.005% of net assets.
(i)	Rate shown is the 7-day effective yield as of February 29, 2024.
(j)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (6.29%)
Commercial Services - (0.99%)
WillScot Mobile Mini Holdings Corp.	(205,352)	$(9,805,558)

Oil & Gas - (2.24%)
Chevron Corp.	(145,314)	(22,089,181)

Semiconductors - (1.66%)
Broadcom, Inc.	(12,600)	(16,386,174)

Software - (1.40%)
Synopsys, Inc.	(24,133)	(13,845,826)

TOTAL SECURITIES SOLD SHORT
(Proceeds $54,353,301)		$(62,126,739)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$(1,693,926)	USD	25,100,421	$(1,693,926)
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	(1,212,415)	USD	61,923,622	(1,212,415)
						$(2,906,341)			$(2,906,341)

Arbitrage Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	166,700	USD	108,280	Morgan Stanley & Co.	03/15/2024	$112
USD	6,034,465	AUD	9,169,200	Morgan Stanley & Co.	03/15/2024	72,477
EUR	3,092,500	USD	3,326,642	Morgan Stanley & Co.	03/15/2024	17,190
USD	20,902,520	EUR	19,312,100	Morgan Stanley & Co.	03/15/2024	20,893
USD	6,445,802	GBP	5,084,000	Morgan Stanley & Co.	03/15/2024	27,880
USD	2,439,216	NZD	3,986,800	Morgan Stanley & Co.	03/15/2024	11,845
						$150,397

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	9,188,800	USD	6,022,021	Morgan Stanley & Co.	03/15/2024	$(47,290)
USD	120,380	AUD	186,300	Morgan Stanley & Co.	03/15/2024	(755)
EUR	5,681,500	USD	6,196,142	Morgan Stanley & Co.	03/15/2024	(52,897)
GBP	20,808,000	USD	26,451,610	Morgan Stanley & Co.	03/15/2024	(184,079)
USD	39,956,698	GBP	31,833,500	Morgan Stanley & Co.	03/15/2024	(229,165)
USD	15,804,237	NOK	173,232,600	Morgan Stanley & Co.	03/15/2024	(510,159)
NZD	3,986,800	USD	2,493,691	Morgan Stanley & Co.	03/15/2024	(66,320)
						$(1,090,665)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	85.35%
Canada	5.03%
British Virgin Islands	2.88%
Sweden	2.35%
United Kingdom	2.01%
Cayman Islands	1.98%
Norway	1.64%
Spain	1.16%
Liabilities in Excess of Other Assets	(2.40)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Arbitrage Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

Ltd. - Limited

NOK - Norwegian krone

NZD - New Zealand dollar

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Summary of affiliated issuer transactions for the period ended February 29, 2024:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 29, 2024	Shares as of February 29, 2024	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$71,734,267	$553,814	$-	$-	$4,753,956	$77,042,037	6,653,026	$553,814	$-

Arbitrage Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

The following table summarizes the Arbitrage Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 29, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Airlines	$5,549,505	$—	$—	$5,549,505
Apparel	28,418,617	—	—	28,418,617
Biotechnology	93,609,582	—	—	93,609,582
Commercial Services	14,336,704	—	—	14,336,704
Construction Materials	45,633,869	—	—	45,633,869
Electric	8,291,348	—	—	8,291,348
Electronics	9,855,719	—	—	9,855,719
Energy - Alternate Sources	7,114,744	—	—	7,114,744
Food	29,984,041	—	—	29,984,041
Food Service	46,289,703	—	—	46,289,703
Healthcare - Products	28,286,411	—	—	28,286,411
Healthcare - Services	69,775,626	—	—	69,775,626
Home Builders	29,742,811	—	—	29,742,811
Home Furnishings	17,278,136	—	—	17,278,136
Internet	16,240,982	—	—	16,240,982
Iron/Steel	24,822,634	—	—	24,822,634
Oil & Gas	111,408,048	—	—	111,408,048
Pharmaceuticals	7,619,796	—	—	7,619,796
Real Estate	47,389,606	—	—	47,389,606
Semiconductors	35,971,148	—	—	35,971,148
Software	134,181,455	—	—	134,181,455
Telecommunications	20,520,989	—	0	20,520,989
Rights	—	1,444,189	5,327,130	6,771,319
Convertible Corporate Bonds*	—	2,466,410	—	2,466,410
Mutual Funds	77,042,037	—	—	77,042,037
Purchased Options	381,785	—	—	381,785
Short-Term Investments	92,627,219	—	—	92,627,219
TOTAL	$1,002,372,515	$3,910,599	$5,327,130	$1,011,610,244

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$150,397	$—	$150,397
Liabilities
Common Stocks*	(62,126,739)	—	—	(62,126,739)
Forward Foreign Currency Exchange Contracts	—	(1,090,665)	—	(1,090,665)
Equity Swaps	(2,906,341)	—	—	(2,906,341)
TOTAL	$(65,033,080)	$(940,268)	$—	$(65,973,348)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 29, 2024:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 29, 2024
Common Stocks	$82,025,339	$3,323,372	$(3,323,473)	$-	$(82,025,238)	$-	$-	$-	$-
Rights	4,823,685	1,059,948	372,444	248,773	(1,177,720)	-	-	5,327,130	372,444
Private Investments	581,400	26,445	(280,614)	-	(327,231)	-	-	-	-
Total	$87,430,424	$4,409,765	$(3,231,643)	$248,773	$(83,530,189)	$-	$-	$5,327,130	$372,444

Water Island Event-Driven Fund	Portfolio of Investments
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 84.18%
Airlines - 0.57%
Hawaiian Holdings, Inc.(a)(b)	44,333	$625,539

Apparel - 2.42%
Capri Holdings Ltd.(a)	57,746	2,663,823

Biotechnology - 13.53%
Cerevel Therapeutics Holdings, Inc.(a)	71,716	2,940,356
Cymabay Therapeutics, Inc.(a)(c)	103,181	3,321,397
Karuna Therapeutics, Inc.(a)(c)	12,856	4,036,398
Olink Holding AB, ADR(a)	205,046	4,586,879
		14,885,030
Commercial Services - 2.52%
Applus Services SA	44,556	548,979
Network International Holdings PLC(a)(d)	460,379	2,225,752
		2,774,731
Construction Materials - 3.04%
Masonite International Corp.(a)	25,656	3,341,438

Electric - 0.85%
PNM Resources, Inc.	25,501	931,042

Electronics - 1.03%
Smart Metering Systems PLC	94,381	1,128,228

Entertainment - 0.54%
Cineplex, Inc.(a)	101,193	589,792

Food - 2.14%
Albertsons Cos., Inc., Class A	116,083	2,354,163

Food Service - 5.18%
Sovos Brands, Inc.(a)(c)	250,196	5,701,967

Healthcare - Products - 4.05%
Axonics, Inc.(a)(c)	65,675	4,461,960

Healthcare - Services - 6.55%
Amedisys, Inc.(a)(c)	59,955	5,577,014
Catalent, Inc.(a)	28,509	1,634,706
		7,211,720
Home Builders - 1.01%
MDC Holdings, Inc.	17,813	1,116,875

Home Furnishings - 1.01%
Vizio Holding Corp., Class A(a)	100,809	1,109,907

Internet - 3.19%
Adevinta ASA(a)	329,288	3,515,696

Iron/Steel - 2.88%
U.S. Steel Corp.(c)	66,865	3,165,389

Oil & Gas - 11.14%
APA Corp.	7,732	230,336

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 84.18% (Continued)
Oil & Gas - 11.14% (Continued)
Hess Corp.(c)	32,380	$4,719,385
Pioneer Natural Resources Co.(c)	31,066	7,306,413
		12,256,134
Pharmaceuticals - 0.35%
Bayer AG	12,589	382,198

Real Estate - 5.99%
McGrath RentCorp(c)	25,858	3,218,804
Tricon Residential, Inc.	302,803	3,370,197
		6,589,001
Real Estate Investment Trusts - 0.26%
Crown Castle, Inc.(b)(c)	2,579	283,535

Semiconductors - 2.47%
Broadcom, Inc.	416	541,004
Silicon Motion Technology Corp., ADR	30,789	2,179,553
		2,720,557
Software - 9.82%
Alteryx, Inc., Class A(a)	93,119	4,473,437
ANSYS, Inc.(a)	8,150	2,723,485
Splunk, Inc.(a)(c)	23,123	3,612,275
		10,809,197
Telecommunications - 3.64%
Juniper Networks, Inc.(c)	108,076	4,002,054

TOTAL COMMON STOCKS
(Cost $94,316,754)		92,619,976

RIGHTS(a) - 0.45%
Bristol-Myers Squibb Co. CVR(e)	67,803	91,534
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	154,954	62,973
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)	13,890	24,308
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	34,047	80,457
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	39,632	133,615
Contra Resolute Forest Products, Inc. CVR(e)(f)	68,936	107,650

TOTAL RIGHTS
(Cost $474,646)		500,537

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 5.66%
Commercial Services - 0.95%
Valvoline, Inc.(d)	02/15/2030	4.250%	$1,046,000	$1,039,385

Oil & Gas - 3.13%
Callon Petroleum Co.(d)	08/01/2028	8.000%	1,578,000	1,648,249
PDC Energy, Inc.	05/15/2026	5.750%	1,802,000	1,799,466
				3,447,715
Oil & Gas Services - 0.62%
CSI Compressco LP/CSI Compressco Finance, Inc.(d)	04/01/2025	7.500%	686,000	686,686

Retail - 0.96%
Carrols Restaurant Group, Inc.(d)	07/01/2029	5.875%	1,030,000	1,051,209

TOTAL CORPORATE BONDS
(Cost $6,222,961)				6,224,995

CONVERTIBLE CORPORATE BONDS - 0.59%
Entertainment - 0.28%
Cineplex, Inc.(d)	09/30/2025	5.750%	392,000	308,825

Healthcare - Services - 0.31%
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(d)	12/15/2025	14.310%	205,000	176,300
UpHealth, Inc.(d)	06/15/2026	6.250%	217,000	162,750
				339,050
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $710,394)				647,875

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.00%(g)
Put Options Purchased - 0.00%(g)
Hawaiian Holdings, Inc.
	04/2024	$11.00	$297,721	211	$1,055
	04/2024	12.00	297,721	211	1,055

TOTAL PURCHASED OPTIONS
(Cost $35,491)					2,110

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 11.30%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.222	%(h)	6,216,502	$6,216,502
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.387	%(h)	6,216,501	6,216,501
				12,433,003
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,433,003)				12,433,003

Total Investments - 102.18%
(Cost $114,193,249)	112,428,496

Liabilities in Excess of Other Assets - (2.18)%(i)	(2,395,888)

NET ASSETS - 100.00%	$110,032,608

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At February 29, 2024, the aggregate fair market value of those securities was $27,107,032, representing 24.64% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2024, these securities had a total value of $7,299,156 or 6.63% of net assets.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $500,537 or 0.45% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Contra Resolute Forest Products, Inc. CVR	03/01/2023	97,889
Total		$474,646

(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 29, 2024, the total fair market value of these securities was $384,695, representing 0.35% of net assets.
(g)	Less than 0.005% of net assets.
(h)	Rate shown is the 7-day effective yield as of February 29, 2024.
(i)	Includes cash held as collateral for short sales.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (5.65%)
Commercial Services - (1.27%)
WillScot Mobile Mini Holdings Corp.	(29,178)	$(1,393,249)

Entertainment - (0.02%)
Cineplex, Inc.	(3,228)	(18,814)

Oil & Gas - (2.40%)
Callon Petroleum Co.	(7,417)	(231,114)
Chevron Corp.	(15,886)	(2,414,831)
		(2,645,945)
Semiconductors - (0.49%)
Broadcom, Inc.	(416)	(541,004)

Software - (1.47%)
Synopsys, Inc.	(2,812)	(1,613,329)

TOTAL SECURITIES SOLD SHORT
(Proceeds $5,744,795)		$(6,212,341)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Crown Castle, Inc.	03/2024	$110.00	$(142,922)	(13)	$(3,510)

TOTAL WRITTEN OPTIONS
(Premiums received $2,058)					$(3,510)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$(166,282)	USD	2,463,947	$(166,282)
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	(150,332)	USD	7,390,890	(150,332)
						$(316,614)			$(316,614)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	6,700	USD	4,929	Morgan Stanley & Co.	03/15/2024	$9
USD	513,336	CAD	689,600	Morgan Stanley & Co.	03/15/2024	5,106
EUR	325,500	USD	350,203	Morgan Stanley & Co.	03/15/2024	1,751
USD	1,393,692	EUR	1,286,500	Morgan Stanley & Co.	03/15/2024	2,637
USD	1,685,513	GBP	1,322,000	Morgan Stanley & Co.	03/15/2024	16,652
USD	435,131	NOK	4,539,600	Morgan Stanley & Co.	03/15/2024	7,609
						$33,764

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	33,900	USD	25,120	Morgan Stanley & Co.	03/15/2024	$(135)
USD	403,946	CAD	548,700	Morgan Stanley & Co.	03/15/2024	(441)
EUR	99,400	USD	108,252	Morgan Stanley & Co.	03/15/2024	(774)
GBP	2,205,600	USD	2,802,402	Morgan Stanley & Co.	03/15/2024	(18,104)
USD	4,546,718	GBP	3,622,700	Morgan Stanley & Co.	03/15/2024	(26,494)
USD	3,040,603	NOK	33,328,500	Morgan Stanley & Co.	03/15/2024	(98,150)
						$(144,098)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	79.60%
Canada	6.92%
Sweden	4.17%
Norway	3.19%
United Kingdom	3.05%
British Virgin Islands	2.42%
Cayman Islands	1.98%
Spain	0.50%
Germany	0.35%
Liabilities in Excess of Other Assets	(2.18)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

The following table summarizes the Water Island Event-Driven Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 29, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$92,619,976	$—	$—	$92,619,976
Rights	—	115,842	384,695	500,537
Corporate Bonds*	—	6,224,995	—	6,224,995
Convertible Corporate Bonds*	—	647,875	—	647,875
Purchased Options	2,110	—	—	2,110
Short-Term Investments	12,433,003	—	—	12,433,003
TOTAL	$105,055,089	$6,988,712	$384,695	$112,428,496

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$33,764	$—	$33,764
Liabilities
Common Stocks*	(6,212,341)	—	—	(6,212,341)
Written Options	(3,510)	—	—	(3,510)
Forward Foreign Currency Exchange Contracts	—	(144,098)	—	(144,098)
Equity Swaps	(316,614)	—	—	(316,614)
TOTAL	$(6,532,465)	$(110,334)	$—	$(6,642,799)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 29, 2024:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 29, 2024
Common Stocks	$6,889,128	$285,151	$(285,251)	$-	$(6,889,028)	$-	$-	$-	$-
Rights	366,494	91,928	28,416	-	(102,143)	-	-	384,695	26,479
Private Investments	45,600	2,074	(22,009)	-	(25,665)	-	-	-	-
Total	$7,301,222	$379,153	$(278,844)	$-	$(7,016,836)	$-	$-	$384,695	$26,479

Water Island Credit Opportunities Fund	Portfolio of Investments
February 29, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 2.10%
Commercial Services - 2.10%
Verscend Holding Corp., 2021 Term Loan B, Variable Rate, (1 mo. USD SOFR plus 4.00%)	08/27/2025	9.441%	$2,969,543	$2,975,423

TOTAL BANK LOANS
(Cost $2,976,704)				2,975,423

CORPORATE BONDS - 69.90%
Aerospace & Defense - 0.24%
Howmet Aerospace, Inc.	10/01/2024	5.125%	340,000	338,121

Apparel - 1.73%
Michael Kors USA, Inc.(a)	11/01/2024	4.250%	2,500,000	2,453,125

Auto Manufacturers - 3.73%
Ford Motor Credit Co. LLC	03/18/2024	5.584%	1,915,000	1,914,774
Ford Motor Credit Co. LLC(b)	09/08/2024	3.664%	3,400,000	3,358,488
				5,273,262
Auto Parts & Equipment - 2.14%
Goodyear Tire & Rubber Co.	05/31/2025	9.500%	3,000,000	3,030,000

Banks - 2.78%
PNC Financial Services Group, Inc.	04/29/2024	3.900%	3,000,000	2,989,422
Truist Financial Corp., Variable Rate, (3 mo. USD SOFR plus 0.91%)	03/15/2028	6.296%	1,000,000	941,638
				3,931,060
Commercial Services - 5.26%
Triton Container International Ltd.(a)(b)	06/07/2024	1.150%	4,000,000	3,943,107
Valvoline, Inc.(a)	02/15/2030	4.250%	3,365,000	3,343,719
Verscend Escrow Corp.(a)	08/15/2026	9.750%	150,000	150,289
				7,437,115
Construction Materials - 2.85%
PGT Innovations, Inc.(a)	10/01/2029	4.375%	4,000,000	4,026,860

Diversified Financial Services - 2.63%
NFP Corp.(a)	08/15/2028	6.875%	3,666,000	3,723,259

Electrical Components & Equipment - 1.75%
WESCO Distribution, Inc.(a)	06/15/2025	7.125%	2,465,000	2,479,728

Entertainment - 4.27%
International Game Technology PLC(a)(b)	02/15/2025	6.500%	2,020,000	2,023,044
United Parks & Resorts, Inc.(a)	05/01/2025	8.750%	4,000,000	4,009,874
				6,032,918
Healthcare - Services - 3.41%
Catalent Pharma Solutions, Inc.(a)	04/01/2030	3.500%	5,000,000	4,815,899

Internet - 5.91%
Gen Digital, Inc.(a)	04/15/2025	5.000%	2,907,000	2,877,930

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.90% (Continued)
Internet - 5.91% (Continued)
Getty Images, Inc.(a)	03/01/2027	9.750%	$5,500,000	$5,483,217
				8,361,147
Iron/Steel - 0.72%
U.S. Steel Corp.	03/01/2029	6.875%	1,000,000	1,011,485

Media - 0.81%
DISH Network Corp.(a)	11/15/2027	11.750%	1,100,000	1,146,836

Miscellaneous Manufacturing - 1.03%
Hillenbrand, Inc.(b)	06/15/2025	5.750%	1,475,000	1,464,022

Office/Business Equip - 1.92%
Xerox Holdings Corp.(a)	08/15/2025	5.000%	2,762,000	2,716,475

Oil & Gas - 10.76%
Callon Petroleum Co.(a)	08/01/2028	8.000%	3,870,000	4,042,285
CrownRock LP/CrownRock Finance, Inc.(a)	10/15/2025	5.625%	6,000,000	5,970,300
Occidental Petroleum Corp.	09/01/2025	5.875%	30,000	30,072
PDC Energy, Inc.	05/15/2026	5.750%	5,180,000	5,172,714
				15,215,371
Oil & Gas Services - 2.12%
CSI Compressco LP/CSI Compressco Finance, Inc.(a)	04/01/2025	7.500%	3,000,000	3,003,000

Packaging & Containers - 2.81%
Ball Corp.
	07/01/2025	5.250%	1,500,000	1,499,176
	03/15/2026	4.875%	2,500,000	2,470,020
				3,969,196
Retail - 3.56%
Abercrombie & Fitch Management Co.(a)	07/15/2025	8.750%	2,215,000	2,233,342
Carrols Restaurant Group, Inc.(a)	07/01/2029	5.875%	1,275,000	1,301,255
Dave & Buster's, Inc.(a)(b)	11/01/2025	7.625%	1,500,000	1,503,916
				5,038,513
Software - 5.34%
ACI Worldwide, Inc.(a)	08/15/2026	5.750%	600,000	588,585
Alteryx, Inc.(a)	03/15/2028	8.750%	3,200,000	3,245,222
Boxer Parent Co., Inc.(a)	10/02/2025	7.125%	1,715,000	1,716,698
Fidelity National Information Services, Inc.	03/01/2024	0.600%	1,266,000	1,266,000
PTC, Inc.(a)	02/15/2025	3.625%	750,000	732,068
				7,548,573
Telecommunications - 4.13%
Altice France Holding SA(a)(b)	05/15/2027	10.500%	3,550,000	2,319,089
Sprint LLC(b)	06/15/2024	7.125%	2,500,000	2,506,625

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.90% (Continued)
Telecommunications - 4.13% (Continued)
U.S. Cellular Corp.	12/15/2033	6.700%	$1,030,000	$1,013,427
				5,839,141
TOTAL CORPORATE BONDS
(Cost $100,284,760)				98,855,106

CONVERTIBLE CORPORATE BONDS - 23.30%
Aerospace & Defense - 2.10%
Kaman Corp.(b)	05/01/2024	3.250%	3,000,000	2,973,900

Auto Manufacturers - 0.03%
Lightning eMotors, Inc.(a)(c)	05/15/2024	7.500%	973,000	48,650

Diversified Financial Services - 1.06%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,500,750

Entertainment - 0.32%
Cineplex, Inc.(a)	09/30/2025	5.750%	567,000	446,694

Healthcare - Services - 0.65%
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(a)	12/15/2025	14.310%	470,000	404,200
UpHealth, Inc.(a)	06/15/2026	6.250%	689,000	516,750
				920,950
Internet - 5.23%
Perficient, Inc.	11/15/2026	0.125%	2,750,000	2,334,173
Spotify USA, Inc.(d)	03/15/2026	0.000%	3,500,000	3,160,500
TechTarget, Inc.(d)	12/15/2026	0.000%	2,000,000	1,897,603
				7,392,276
Software - 13.91%
BlackLine, Inc.(d)	03/15/2026	0.000%	3,071,000	2,733,190
Everbridge, Inc.(d)	03/15/2026	0.000%	2,500,000	2,432,500
RingCentral, Inc.(d)	03/01/2025	0.000%	3,105,000	2,923,978
Splunk, Inc.
	09/15/2025	1.125%	4,500,000	5,076,000
	06/15/2027	1.125%	3,862,000	3,806,001
Verint Systems, Inc.(b)	04/15/2026	0.250%	3,000,000	2,695,230
				19,666,899
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $33,977,892)				32,950,119

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Shares	Value
WARRANTS(e) - 0.00%(f)
Auto Manufacturers - 0.00%(f)
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(g)	53,913	$111

TOTAL WARRANTS
(Cost $0)			111

COMMON STOCKS - 0.45%
Oil & Gas - 0.39%
APA Corp.		18,233	$543,161

Software - 0.06%
Alteryx, Inc., Class A(e)		1,800	86,472

TOTAL COMMON STOCKS
(Cost $711,486)			629,633

PREFERRED STOCKS - 1.17%
Pipelines - 1.17%
NuStar Energy LP, Series B, Variable Rate, (3 mo. USD SOFR plus 5.90%)	11.28%	31,989	813,160
NuStar Energy LP, Series A, Variable Rate, (3 mo. USD SOFR plus 7.03%)	12.41%	33,072	838,706
			1,651,866

TOTAL PREFERRED STOCKS
(Cost $1,669,115)			1,651,866

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(e) - 0.13%
Call Options Purchased - 0.13%
Caesars Entertainment, Inc.	03/2024	$50.00	$738,990	170	$1,700
Dave & Buster's Entertainment, Inc.	04/2024	65.00	864,360	140	49,000
Gen Digital, Inc.	03/2024	25.00	429,800	200	0
Telephone and Data Systems, Inc.	03/2024	20.00	765,000	500	10,000
United Parks & Resorts, Inc.
	03/2024	60.00	898,625	175	0
	06/2024	55.00	898,625	175	49,000
Xerox Holdings Corp.	04/2024	17.00	829,925	445	75,650

TOTAL PURCHASED OPTIONS
(Cost $324,875)					185,350

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.15%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.222	%(h)	105,956	$105,956
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.387	%(h)	105,955	105,955
				211,911

TOTAL SHORT-TERM INVESTMENTS
(Cost $211,911)	211,911

Total Investments - 97.20%
(Cost $140,156,743)	137,459,519

Other Assets in Excess of Liabilities - 2.80%(i)	3,954,228

NET ASSETS - 100.00%	$141,413,747

Portfolio Footnotes

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2024, these securities had a total value of $71,265,416 or 50.39% of net assets.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales, or forward foreign currency exchange contracts. At February 29, 2024, the aggregate fair market value of those securities was $14,416,415, representing 10.19% of net assets.
(c)	Security in default on interest payments.
(d)	Represents a zero coupon bond.
(e)	Non-income-producing security.
(f)	Less than 0.005% of net assets.
(g)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111 or 0.0% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	$—
Total		$—

(h)	Rate shown is the 7-day effective yield as of February 29, 2024.
(i)	Includes cash held as collateral for short sales.

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS SOLD SHORT - (4.57%)
Diversified Financial Services - (0.22%)
WisdomTree, Inc.	(39,400)	$(317,564)

Entertainment - (0.37%)
Cineplex, Inc.	(18,000)	(104,911)
United Parks & Resorts, Inc.	(8,100)	(415,935)
		(520,846)
Healthcare - Services - (0.65%)
Catalent, Inc.	(16,000)	(917,440)

Internet - (0.16%)
Perficient, Inc.	(400)	(25,948)
Spotify Technology SA	(800)	(205,128)
		(231,076)
Office/Business Equip - (0.46%)
Xerox Holdings Corp.	(34,800)	(649,020)

Oil & Gas - (0.39%)
Callon Petroleum Co.	(17,488)	(544,926)

Retail - (0.24%)
Dave & Buster's Entertainment, Inc.	(5,600)	(345,744)

Software - (2.08%)
BlackLine, Inc.	(3,000)	(170,190)
RingCentral, Inc., Class A	(300)	(10,026)
Splunk, Inc.	(15,200)	(2,374,544)
Verint Systems, Inc.	(12,100)	(382,481)
		(2,937,241)
TOTAL SECURITIES SOLD SHORT
(Proceeds $6,398,420)		$(6,463,857)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Gen Digital, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$11,833	USD	106,389	$11,833
Morgan Stanley & Co./ Upon Termination	Telephone & Data Systems, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	35,976	USD	181,326	35,976
						$47,809			$47,809

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$(79,250)	USD	1,854,000	$(79,250)
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	(109,223)	USD	2,152,195	(109,223)
						$(188,473)			$(188,473)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	43,846	CAD	59,000	Morgan Stanley & Co.	03/15/2024	$364

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	23,400	USD	17,427	Morgan Stanley & Co.	03/15/2024	$(182)
USD	315,397	CAD	428,400	Morgan Stanley & Co.	03/15/2024	(329)
						$(511)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	91.02%
Bermuda	2.79%
Luxembourg	1.64%
United Kingdom	1.43%
Canada	0.32%
Other Assets in Excess of Liabilities	2.80%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

The following table summarizes the Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 29, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$2,975,423	$—	$2,975,423
Corporate Bonds*	—	98,855,106	—	98,855,106
Convertible Corporate Bonds*	—	32,950,119	—	32,950,119
Warrants	111	—	—	111
Common Stocks*	629,633	—	—	629,633
Preferred Stocks*	1,651,866	—	—	1,651,866
Purchased Options	185,350	—	—	185,350
Short-Term Investments	211,911	—	—	211,911
TOTAL	$2,678,871	$134,780,648	$—	$137,459,519

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$364	$—	$364
Equity Swaps	47,809	—	—	47,809
Liabilities
Common Stocks*	(6,463,857)	—	—	(6,463,857)
Forward Foreign Currency Exchange Contracts	—	(511)	—	(511)
Equity Swaps	(188,473)	—	—	(188,473)
TOTAL	$(6,604,521)	$(147)	$—	$(6,604,668)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.